CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income	$ 2,388,434	15,032,567	39,892,702	86,465,670
Adjustments to reconcile net income to net cash provided by / (used in) operating activities:
Depreciation expense	668,793	4,209,314	3,324,151	3,074,157
Interest income	(1,594,986)	(10,038,680)	(3,819,737)	(5,994,921)
Exchange loss	762,870	4,801,428	7,628,472	363,439
Share-based compensation	268,718	1,691,285	1,478,226	2,139,736
Gain on disposals of property and equipment	(6,295)	(39,622)	(281,912)
Changes in assets and liabilities:
Notes receivable	840,924	5,292,690	(3,955,240)	(1,937,450)
Accounts receivable	(1,012,378)	(6,371,806)	(615,456)	13,991,625
Prepaid expense and other current assets	(9,877,584)	(62,168,524)	30,701,202	(29,448,793)
Amount due from a related party				1,000,000
Accounts payable	(13,675,999)	(86,075,368)	106,048,144	(279,638,966)
Customer advances	(1,786,601)	(11,244,691)	18,654,346	(54,765,336)
Accrued expenses and other current liabilities	78,032	491,127	7,028,835	4,010,959
Taxes payable	(660,215)	(4,155,327)	3,279,672	(857,216)
Amount due to related parties	(6,729,269)	(42,353,348)	(47,500,000)	(87,952,669)
Net cash provided by / (used in) operating activities	(30,335,556)	(190,928,955)	161,863,405	(349,549,765)
Cash flows from investing activities:
Purchase of one-year time deposit	(26,007,325)	(163,687,500)
Net proceeds from (purchase of) / redemption short-term investments with terms of three months or less	18,924,356	119,108,006	(70,000,000)	420,000,000
Purchase of property and equipment	(465,596)	(2,930,414)	(32,807,388)	(23,451,242)
Proceed from disposal of property and equipment	23,448	147,579	301,300
Change in restricted cash	1,588,840	10,000,000	(10,000,000)
Gain on sale of investment	1,655,318	10,418,408	3,450,093	6,602,921
Net cash (used in) / provided by investing activities	(4,280,959)	(26,943,921)	(109,055,995)	403,151,679
Cash flows from financing activities:
Net proceeds from issuance of ordinary shares	109,273	687,751
Cash distributed in connection with the Reorganization				(15,000,000)
Dividends distributed	(31,524,817)	(198,414,044)		(96,335,115)
Repurchase of ordinary shares to be cancelled	(1,982,262)	(12,476,159)	(9,529,124)
Net cash used in financing activities	(33,397,806)	(210,202,452)	(9,529,124)	(111,335,115)
Effect of exchange rate changes on cash and cash equivalents	(737,191)	(4,639,818)	(7,628,472)	(378,046)
Net increase / (decrease) in cash and cash equivalents	(68,751,512)	(432,715,146)	35,649,814	(58,111,247)
Cash and cash equivalents at beginning of the year	86,500,870	544,427,828	508,778,014	566,889,261
Cash and cash equivalents at end of the year	17,749,358	111,712,682	544,427,828	508,778,014
Supplemental disclosures of cash flow and non-cash information:
Cash paid for income taxes	6,441,011	40,539,480	14,272,177	16,201,167
Dividend declared but not paid	26,150,628	164,589,438
Stock dividend distribution			28,259,040